Customer crypto safeguarding	12 Months Ended
Dec. 31, 2023
Customer Crypto Safeguarding
Customer crypto safeguarding

34. Customer crypto safeguarding

In March 2022, the Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") 121, which addresses the rights and obligations of the parties to a crypto asset safeguarding arrangement. SAB 121 explains that an issuer that has obligations to safeguard digital assets held for their platform users should recognize those digital assets as an asset and a liability to return them to the customers, both of which are measured at fair value.

In June 2022, the Group launched a platform, through its subsidiary Nu Crypto Ltda. ("Nu Crypto"), which allows clients to trade crypto assets, in partnership with specialized brokers. The custody activity is performed by the brokers, which holds the cryptographic key information, and the Company's contractual arrangements state that its customers retain legal ownership of the crypto; have the right to sell or transfer the crypto assets; and also benefit from the rewards and bear the risks associated with the ownership, including as a result of any crypto price fluctuations. The Company maintains an internal recordkeeping of the crypto assets held for the customers.

The Group concluded that its activities may create crypto-asset safeguarding obligations (as defined in SAB 121) to its customers as a result of certain technological, legal and regulatory risks and, therefore, we have recorded a safeguarding liability and a corresponding asset at the fair value of the crypto assets held by customers on the Group’s platform.

The Group recorded a crypto safeguarding obligation liability and a corresponding safeguarding asset based on the fair value of the crypto assets held for its customers at December 31, 2023 and 2022. The Group was not aware of any actual or possible safeguarding loss events as of December 31, 2023, and accordingly, the customer crypto safeguarding liability and the associated customer crypto safeguarding assets were recorded at the same value.

The following table summarizes the customer's crypto safeguarding assets:

	2023	2022

Total approximate number of crypto held for customers	3,656,856	268,907
Fair value of the crypto-assets held by customers on the Group's platform
Nucoin	67,699	-
Bitcoin	39,814	10,227
Solana	13,579	-
Ethereum	12,170	7,823
Matic	9,769	181
Others	10,223	82,00
Total	153,254	18,313